Shareholder Report, Average Annual Return (Details)	12 Months Ended	29 Months Ended	33 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000246109 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Core Investment Grade ETF
Average Annual Return, Percent	3.26%		5.90%
C000248162 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust AAA CMBS ETF
Average Annual Return, Percent	3.98%	5.58%
C000248350 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Structured Credit Income Opportunities ETF
Average Annual Return, Percent	5.26%	7.52%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.71%	4.09%	5.06%
ICE BofA US Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	2.72%		5.09%
Bloomberg Non Agency Investment Grade CMBS US Aggregate Eligible Aaa Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Non-Agency Investment Grade CMBS: US Aggregate Eligible Aaa Index
Average Annual Return, Percent	3.90%	5.63%
ICE BofA US ABS And CMBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US ABS & CMBS Index
Average Annual Return, Percent	3.95%	5.38%